Reverse Recapitalization - Common stock outstanding (Details)		12 Months Ended
	May 06, 2021 shares	Dec. 31, 2021 shares	May 05, 2021
Reverse Recapitalization
Common stock, outstanding prior to Business Combination		32,949,507
Total shares of common stock outstanding immediately after Business Combination		75,062,642
Exchange Ratio	0.9406	0.9406
Gig Capital3, Inc.
Reverse Recapitalization
Common stock, outstanding prior to Business Combination	25,893,479
Less: redemption of Gig shares	(5,816,664)
Common stock Gig	20,076,815
Issuance of common stock	2,500,000
Business Combination and PIPE Financing shares	22,576,815
Lightning Systems shares	50,652,890
Total shares of common stock outstanding immediately after Business Combination	73,229,705
Exchange Ratio			0.9406